Note 30 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Cash at bank and in hand	$ 553	$ 1,285	$ 8,604	$ 2,824
Total	32,388	28,561	23,091
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Trade and other receivables	6,506	6,921	6,539
Cash at bank and in hand	553	1,285	8,604
Restricted cash	608	1,195	1,140
Total	7,667	9,401	16,283
Total	32,388	28,561	23,091
Trade and other payables	16,029	11,324	5,750
Total	$ 48,417	$ 39,885	$ 28,841